UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-10319
Investment Company Act file number:

USA Mutuals
(Exact name of Registrant as specified in charter)

700 N. Pearl Street, Suite 900
Dallas, Texas 75201
(Address of principal executive offices) (Zip code)

Jerry Szilagyi
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 2nd Floor
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6872
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: June 30, 2015

Item 1. Schedule of Investments.

USA Mutuals Generation Wave Growth Fund
Portfolio of Investments
June 30, 2015 (Unaudited)	Ticker Symbol: GWGFX

	Shares	Value
COMMON STOCKS - 46.6%
Accommodation & Food Services - 7.2%
Las Vegas Sands Corp. (c)	6,000	$315,420
MGM Resorts International (a)(c)	20,000	365,000
		680,420
Information - 4.9%
Verizon Communications Inc. (c)	10,000	466,100
		466,100
Manufacturing - 22.3%
Aerospace Product & Parts Manufacturing - 0.4%
Sturm, Ruger & Co., Inc.	600	34,470
Beverage Manufacturing - 4.1%
The Coca-Cola Co. (c)	10,000	392,300
Other Transportation Equipment Manufacturing - 5.9%
Harley-Davidson, Inc. (c)	10,000	563,500
Pesticide, Fertilizer, and Other Agricultural Chemical Manufacturing - 3.4%
E. I. du Pont de Nemours and Co. (c)	5,000	319,750
Petroleum and Coal Products Manufacturing - 5.1%
Chevron Corp. (c)	5,000	482,350
Tobacco Manufacturing - 3.4%
Philip Morris International Inc. (c)	4,000	320,680
		2,113,050
Mining, Quarrying and Oil & Gas Extraction - 2.6%
Barrick Gold Corp. (b)(c)	15,000	159,900
EXCO Resources, Inc. (a)	30,000	35,400
Peabody Energy Corp.	25,000	54,750
		250,050
Professional, Scientific, and Technical Services - 1.7%
McDermott International, Inc. (a)(b)(c)	30,000	160,200
		160,200
Retail Trade - 3.8%
Wal-Mart Stores, Inc. (c)	5,000	354,650
		354,650
Wholesale Trade - 4.1%
The Procter & Gamble Co. (c)	5,000	391,200
		391,200

Total Common Stocks (Cost $5,413,534)		4,415,670

EXCHANGE TRADED FUNDS - 23.3%
ETFS Gold Trust (a)	6,000	687,540
PIMCO Total Return Exchange-Traded Fund	4,000	428,000
PowerShares Fundamental High Yield Corporate Bond Portfolio	15,000	279,900
PowerShares Senior Loan Portfolio	10,000	237,900
ProShares Short 20+ Year Treasury (a)	8,000	209,840
ProShares Ultra Bloomberg Crude Oil (a)(c)	8,000	361,600
Total Exchange Traded Funds (Cost $2,278,040)		2,204,780

EXCHANGE TRADED NOTES - 9.9%
ELEMENTS Linked to Rogers International Commodity Index (a)(b)	45,000	326,700
iPath Bloomberg Commodity Index Total Return (a)(b)	9,000	261,540
iPath S&P GSCI Crude Oil Total Return Index ETN (a)(b)(c)	29,405	354,330
Total Exchange Traded Notes (Cost $1,369,763)		942,570

LIMITED PARTNERSHIP - 6.4%
United States Natural Gas Fund, LP (a)(c)	45,000	610,200
Total Limited Partnership (Cost $891,631)		610,200

PURCHASED PUT OPTION - 4.8%
SPDR S&P 500 ETF Trust (c)	500	454,500
Total Purchased Put Option (Cost $355,925)		454,500

SECTOR FUND - 0.9%
Market Vectors Gold Miners ETF	5,000	88,800
Total Sector Fund (Cost $129,241)		88,800

SHORT-TERM INVESTMENTS - 11.5%
Investment Companies - 11.5%
Fidelity Institutional Money Market Portfolio, 0.10% (d)	484,000	484,000
STIT - Liquid Assets Portfolio, 0.10% (d)	484,000	484,000
STIT - STIC Prime Portfolio, 0.07% (d)	123,057	123,057
Total Short-Term Investments (Cost $1,091,057)		1,091,057

Total Investments (Cost $11,529,191) - 103.4%		9,807,577
Liabilities in Excess of Other Assets - (3.4)%		(323,180)
TOTAL NET ASSETS - 100.0%		$9,484,397
(a)	Non Income Producing.
(b)	Foreign Issued Security.
(c)	All or a portion of the investment is designated by the Fund as collateral for written options. As of June 30, 2015 the fair value of collateral is $7,326,160.
(d)	This security has a fluctuating yield. The yield listed is the 7-day yield as of June 30, 2015.

USA Mutuals Generation Wave Growth Fund
Schedule of Options Written
June 30, 2015 (Unaudited)

	Contracts	Value
WRITTEN CALL OPTIONS - 0.7%
Barrick Gold Corp.:
Expiration: July, 2015, Exercise Price: $14.00	150	$150
Chevron Corp.:
Expiration: July, 2015, Exercise Price: $110.00	50	50
The Coca-Cola Co.:
Expiration: July, 2015, Exercise Price: $42.00	100	200
E. I. du Pont de Nemours and Co.:
Expiration: July, 2015, Exercise Price: $70.00	50	500
Harley-Davidson, Inc.:
Expiration: August, 2015, Exercise Price: $57.50	100	17,600
iPath S&P GSCI Crude Oil Total Return Index ETN:
Expiration: August, 2015, Exercise Price: $13.00	250	6,250
Las Vegas Sands Corp.:
Expiration: July, 2015, Exercise Price: $52.50	60	9,840
McDermott International, Inc.:
Expiration: August, 2015, Exercise Price: $5.50	40	1,800
MGM Resorts International:
Expiration: July, 2015, Exercise Price: $23.00	200	200
Philip Morris International Inc.:
Expiration: July, 2015, Exercise Price: $81.50	40	3,840
The Procter & Gamble Co.:
Expiration: July, 2015, Exercise Price: $80.00	50	1,500
ProShares Ultra Bloomberg Crude Oil:
Expiration: July, 2015, Exercise Price: $9.00	100	5,000
Expiration: July, 2015, Exercise Price: $10.00	300	4,500
United States Natural Gas Fund, LP:
Expiration: July, 2015, Exercise Price: $14.00	200	5,600
Expiration: July, 2015, Exercise Price: $15.00	100	700
Expiration: August, 2015, Exercise Price: $14.00	150	8,550
Verizon Communications Inc.:
Expiration: July, 2015, Exercise Price: $50.00	100	300
Wal-Mart Stores, Inc.:
Expiration: July, 2015, Exercise Price: $80.00	50	100
Total Written Call Options (Premiums received $186,620)		66,680

WRITTEN PUT OPTIONS - 2.9%
SPDR S&P 500 ETF Trust:
Expiration: September, 2015, Exercise Price: $201.00	250	115,500
Expiration: September, 2015, Exercise Price: $206.00	250	161,750
Total Written Put Options (Premiums received $220,391)		277,250
Total Written Options (Premiums received $407,011)		$343,930

The cost basis of investments for federal income tax purposes at June 30, 2015 was as follows*:

Cost of investments	$11,529,191
Premiums on options written	407,011
Gross unrealized appreciation	161,070
Gross unrealized depreciation	(1,882,684)
Net unrealized depreciation	$(1,721,614)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

USA Mutuals Barrier Fund
Portfolio of Investments
June 30, 2015 (Unaudited)	Ticker Symbol: VICEX

	Shares	Value
COMMON STOCKS - 95.8%
Aerospace & Defense - 26.0%
The Boeing Co.	45,300	$6,284,016
General Dynamics Corp. (c)	65,000	9,209,850
Honeywell International Inc. (c)	82,600	8,422,722
L-3 Communications Holdings, Inc.	30,000	3,401,400
Lockheed Martin Corp.	30,000	5,577,000
Northrop Grumman Corp. (c)	44,100	6,995,583
Raytheon Co.	80,000	7,654,400
Rolls-Royce Holdings PLC (a)(b)	94,736	1,295,021
Smith & Wesson Holding Corp. (a)(c)	150,000	2,488,500
Sturm, Ruger & Co., Inc. (c)	30,500	1,752,225
United Technologies Corp.	65,300	7,243,729
		60,324,446
Alcoholic Beverages - 22.3%
AMBEV S.A. - ADR (b)	550,000	3,355,000
Anheuser-Busch InBev SA/NV (b)	35,000	4,194,631
The Boston Beer Co., Inc. (a)	10,000	2,319,900
Brown-Forman Corp. - Class B	75,000	7,513,500
Carlsberg A/S (b)	33,000	2,995,786
Constellation Brands, Inc. - Class A (c)	65,000	7,541,300
Diageo PLC - ADR (b)	60,000	6,962,400
Hawaii Sea Spirits LLC - Class C (a)(e)(f)	250,000	25,000
Heineken N.V. (b)	60,000	4,553,279
Molson Coors Brewing Co. - Class B (c)	67,000	4,677,270
Pernod Ricard S.A. (b)	15,000	1,732,480
SABMiller PLC (b)	115,000	5,970,084
		51,840,630
Casinos, Gambling & Lotteries - 23.9%
Boyd Gaming Corp. (a)(c)	99,600	1,489,020
Caesars Acquisition Co. (a)	78,200	538,016
Caesars Entertainment Corp. (a)(c)	76,500	468,180
Churchill Downs Inc.	23,000	2,876,150
Galaxy Entertainment Group Ltd. (b)	1,300,000	5,182,189
Gaming and Leisure Properties, Inc.	75,967	2,784,950
International Game Technology (a)(b)	31,232	554,680
Ladbrokes PLC (b)	664,023	1,354,255
Las Vegas Sands Corp. (c)	200,920	10,562,365
Melco Crown Entertainment Ltd. - ADR (b)(c)	125,000	2,453,750
MGM China Holdings Ltd. (b)	600,000	981,481
MGM Resorts International (a)(c)	564,200	10,296,650
Penn National Gaming, Inc. (a)	58,000	1,064,300
Sands China Ltd. (b)	724,800	2,440,451
SJM Holdings Ltd. (b)	750,000	812,741
William Hill PLC (b)	319,093	2,021,029
Wynn Macau, Ltd. (b)	874,600	1,460,008
Wynn Resorts, Ltd.	82,500	8,140,275
		55,480,490

Tobacco Manufacturing - 23.6%
Altria Group, Inc.	270,000	13,205,700
British American Tobacco PLC - ADR (b)	37,500	4,059,375
Imperial Tobacco Group PLC (b)	204,545	9,857,010
Philip Morris International Inc. (c)	170,000	13,628,900
Reynolds American Inc. (c)	185,587	13,855,925
Universal Corp. (c)	500	28,660
Vector Group Ltd. (c)	10,000	234,600
		54,870,170
Total Common Stocks (Cost $173,942,276)		222,515,736

PREFERRED STOCKS - 4.1%
Alcoholic Beverages - 4.1%
Hawaii Sea Spirits LLC - Class C (a)(e)(f)	250,000	4,975,000
Zodiac Spirits, LLC - Class A (a)(e)(f)(g)	5,000	4,500,000
Total Preferred Stocks (Cost $9,975,000)		9,475,000

SHORT-TERM INVESTMENT - 1.0%
Investment Company - 1.0%
Fidelity Institutional Money Market Portfolio, 0.10% (d)	2,190,563	2,190,563
Total Short-Term Investment (Cost $2,190,563)		2,190,563

Total Investments (Cost $186,107,839) - 100.9%		234,181,299
Liabilities in Excess of Other Assets - (0.9)%		(1,980,253)
TOTAL NET ASSETS - 100.0%		$232,201,046

(a)	Non Income Producing.
(b)	Foreign Issued Security.
(c)	All or a portion of the investment is designated by the Fund as collateral for written options. As of June 30, 2015 the fair value of collateral is $21,654,310.
(d)	This security has a fluctuating yield. The yield listed is the 7-day yield as of June 30, 2015.
(e)	Illiquid restricted security; fair value is determined by the Valuation Committee as delegated by the USA Mutuals Board of Trustees.
(f)	Private Placement.
(g)	Affiliated Issuer.
ADR -	American Depositary Receipt.
PLC -	Public Limited Company.

USA Mutuals Barrier Fund
Schedule of Options Written
June 30, 2015 (Unaudited)

	Contracts	Value
WRITTEN CALL OPTIONS - 0.2%
Boyd Gaming Corp.:
Expiration: July, 2015, Exercise Price: $15.00	250	$8,750
Expiration: August, 2015, Exercise Price: $16.00	200	8,000
Caesars Entertainment Corp.:
Expiration: July, 2015, Exercise Price: $10.00	250	1,250
Constellation Brands, Inc. - Class A:
Expiration: July, 2015, Exercise Price: $120.00	200	24,600
General Dynamics Corp.:
Expiration: August, 2015, Exercise Price: $145.00	100	28,100
Honeywell International Inc.:
Expiration: September, 2015, Exercise Price: $105.00	100	18,500
Las Vegas Sands Corp.:
Expiration: August, 2015, Exercise Price: $55.00	100	14,400
Melco Crown Entertainment Ltd. - ADR:
Expiration: July, 2015, Exercise Price: $20.00	200	12,000
Expiration: July, 2015, Exercise Price: $22.00	150	2,250
MGM Resorts International:
Expiration: July, 2015, Exercise Price: $21.00	450	1,800
Expiration: August, 2015, Exercise Price: $22.00	250	4,000
Molson Coors Brewing Co. - Class B:
Expiration: July, 2015, Exercise Price: $77.50	100	2,100
Northrop Grumman Corp.:
Expiration: August, 2015, Exercise Price: $160.00	100	41,000
Philip Morris International Inc.:
Expiration: July, 2015, Exercise Price: $81.50	200	19,200
Expiration: July, 2015, Exercise Price: $82.00	200	17,000
Reynolds American Inc.:
Expiration: August, 2015, Exercise Price: $75.00	150	33,750
Expiration: August, 2015, Exercise Price: $77.50	400	47,200
Expiration: August, 2015, Exercise Price: $80.00	200	10,600
Smith & Wesson Holding Corp.:
Expiration: September, 2015, Exercise Price: $16.00	650	91,000
Sturm, Ruger & Co., Inc.:
Expiration: July, 2015, Exercise Price: $55.00	200	60,000
Universal Corp.:
Expiration: August, 2015, Exercise Price: $55.00	5	1,613
Vector Group Ltd.:
Expiration: August, 2015, Exercise Price: $22.50	100	13,500
Total Written Call Options (Premiums received $668,663)		$460,613

The cost basis of investments for federal income tax purposes at June 30, 2015 was as follows*:

Cost of investments	$186,107,839
Premiums on options written	668,663
Gross unrealized appreciation	64,049,989
Gross unrealized depreciation	(15,976,529)
Net unrealized appreciation	$48,073,460

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

USA Mutuals Takeover Targets Fund
Portfolio of Investments
June 30, 2015 (Unaudited)	Ticker Symbol: TOTNX

	Shares	Value
COMMON STOCKS - 87.8%
Accommodation & Food Services - 2.1%
DineEquity, Inc.	29	$2,874
Luby's, Inc. (a)	345	1,673
		4,547
Administrative & Support & Waste Management & Remediation Services - 2.6%
AECOM (a)	84	2,779
Kforce Inc.	126	2,881
		5,660
Agriculture, Forestry, Fishing and Hunting - 1.0%
S&W Seed Co. (a)	442	2,157
		2,157
Arts, Entertainment & Recreation - 1.8%
Canterbury Park Holding Corp.	176	1,896
Century Casinos, Inc. (a)	316	1,990
		3,886
Construction - 1.7%
Broadwind Energy, Inc. (a)	449	1,904
Sterling Construction Co., Inc. (a)	441	1,764
		3,668
Finance and Insurance - 4.3%
The First Marblehead Corp. (a)	261	1,503
Health Insurance Innovations Inc - Class A (a)	242	1,203
Kingstone Companies, Inc.	243	1,847
Unico American Corp. (a)	150	1,572
Xoom Corp. (a)	143	3,011
		9,136
Health Care and Social Assistance - 1.6%
Almost Family Inc. (a)	50	1,996
Diversicare Healthcare Services Inc	108	1,393
		3,389
Information - 10.2%
American Electric Technologies Inc. (a)	319	1,627
Beasley Broadcast Group, Inc. - Class A	357	1,653
Datawatch Corp. (a)	256	1,787
Exlservice Holdings Inc. (a)	79	2,732
Geeknet Inc. (a)	218	4,347
Hawaiian Telcom Holdco Inc (a)	80	2,088
Interactive Intelligence Group, Inc. (a)	64	2,846
MedAssets Inc. (a)	132	2,912
RealNetworks, Inc. (a)	325	1,758
		21,750
Manufacturing - 32.5%
Alpha & Omega Semiconductor Ltd. (a)(b)	221	1,932
Applied Optoelectronics Inc. (a)	151	2,621
Aquinox Pharmaceuticals, Inc. (a)	254	1,763

Boulder Brands Inc. (a)	297	2,061
Communications Systems, Inc.	157	1,650
Continental Materials Corp. (a)	104	1,607
Cumberland Pharmaceuticals Inc. (a)	259	1,852
Cutera, Inc. (a)	146	2,260
CyberOptics Corp. (a)	174	1,759
Egalet Corp. (a)	204	2,943
EMCORE Corp. (a)	367	2,209
Emergent BioSolutions, Inc. (a)	90	2,965
Espey Manufacturing & Electronics Corp.	65	1,690
Hardinge, Inc.	175	1,724
Infinity Pharmaceuticals, Inc. (a)	214	2,343
Key Tronic Corp. (a)	151	1,641
Kindred Biosciences, Inc. (a)	257	1,753
KVH Industries, Inc. (a)	141	1,896
LeMaitre Vascular, Inc.	191	2,303
MGC Diagnostics Corp. (a)	258	1,352
Misonix, Inc. (a)	134	1,273
MRV Communications, Inc. (a)	212	2,586
Multi-Fineline Electronix, Inc. (a)	95	2,077
Natural Alternatives International, Inc. (a)	319	1,807
Outerwall Inc.	36	2,740
Perceptron, Inc. (a)	145	1,531
PMFG Inc. (a)	327	2,103
SCYNEXIS, Inc. (a)	190	1,670
SeaChange International, Inc. (a)	300	2,103
Servotronics, Inc.	265	1,752
Span-America Medical Systems, Inc.	88	1,621
Syneron Medical Ltd. (a)(b)	166	1,763
Telenav Inc. (a)	241	1,941
TransAct Technologies Inc.	344	2,298
Vishay Precision Group Inc. (a)	133	2,003
		69,592
Mining, Quarrying and Oil & Gas Extraction - 8.3%
Bonanza Creek Energy Inc. (a)	129	2,354
Carrizo Oil & Gas, Inc. (a)	55	2,708
Gran Tierra Energy, Inc. (a)	789	2,351
Laredo Petroleum Inc. (a)	200	2,516
Noble Corp. PLC (b)	161	2,478
Stone Energy Corp. (a)	200	2,518
Whiting Petroleum Corp. (a)	83	2,789
		17,714
Other Services (except Public Administration) - 1.0%
Ecology and Environment, Inc. - Class A	204	2,126
		2,126
Professional, Scientific, and Technical Services - 13.3%
BIND Therapeutics, Inc (a)	301	1,683
CGG - ADR (a)(b)	360	2,070
Computer Sciences Corp.	41	2,691
Computer Task Group, Inc.	221	1,706
Concurrent Computer Corp.	284	1,761
CSP Inc.	254	1,764

Edgewater Technology, Inc. (a)	258	1,883
ICF International, Inc. (a)	77	2,684
Insperity, Inc.	53	2,698
Intralinks Holdings, Inc. (a)	265	3,156
NCI, Inc. - Class A	171	1,766
PC-Tel, Inc.	239	1,716
Stantec Inc. (b)	100	2,923
		28,501
Real Estate and Rental and Leasing - 0.8%
Mitcham Industries, Inc. (a)	388	1,626
		1,626
Retail Trade - 4.6%
Blackhawk Network Holdings Inc (a)	77	3,172
The Bon-Ton Stores, Inc.	255	1,178
Christopher & Banks Corp. (a)	305	1,223
Delta Apparel, Inc. (a)	165	2,360
PCM Inc. (a)	179	1,795
		9,728
Transportation and Warehousing - 0.5%
International Shipholding Corp.	181	1,155
		1,155
Wholesale Trade - 1.5%
DXP Enterprises, Inc. (a)	68	3,162
		3,162

Total Common Stocks (Cost $188,344)		187,797

SHORT-TERM INVESTMENTS - 8.5%
Investment Companies - 8.5%
Fidelity Institutional Money Market Portfolio, 0.10% (c)	10,273	10,273
STIT - Liquid Assets Portfolio, 0.10% (c)	7,896	7,896
Total Short-Term Investments (Cost $18,169)		18,169

Total Investments (Cost $206,513) - 96.3%		205,966
Other Assets in Excess of Liabilities - 3.7%		7,989
TOTAL NET ASSETS - 100.0%		$213,955

(a)	Non Income Producing.
(b)	Foreign Issued Security.
(c)	This security has a fluctuating yield. The yield listed is the 7-day yield as of June 30, 2015.
ADR -	American Depositary Receipt.
PLC -	Public Limited Company.

The cost basis of investments for federal income tax purposes at June 30, 2015 was as follows*:

Cost of investments	$206,513
Gross unrealized appreciation	10,375
Gross unrealized depreciation	(10,922)
Net unrealized depreciation	$(547)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at June 30, 2015
The Funds have adopted fair valuation accounting standards which establish an authoritative definition of fair value and a three-tier hierarchy to distinguish between: (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs), and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs), and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Valuations based on quoted prices for investments in active markets that the Funds have the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

Level 2 - Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc).
Level 3 - Valuations based on significant unobservable inputs (including the Funds' own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can vary between investments, and are affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Advisor, along with any other relevant factors in the calculation of an investment’s fair value. The Funds use prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling inot the Level 3 category are illiquid. Level 3 fair values are estimated and are priced by the valuation committee as delegated by the Board of Trustees, by relying on information provided by the underlying companies. In determining fair value, both qualitative and quantitative factors are considered. Level 3 investments as of June 30, 2015 are in the craft liquor industry. Inputs may include market information related to valuations of similar companies (generally based on cases sold), specific case sale information for each company, financial statements, real estate valuations, and other factors provided by the underlying companies. The valuation methodology used for the period ended June 30, 2015 considered cases sold, real estate valuations, business plan forecasts compared to actual results, and the implementation of specific sales strategies. This approach is sensitive to changes in case sales, financial informaiton, and estimates related to real estate valuations. A decrease in these estimates and inputs would cause fair value to decrease. Because of the inherent uncertanty of valuations utilizing the above procedures, the estimated fair values may differ from the values that another party might estimate or that would have been used had a ready market for the investment existed. The differences could be material. The estimated fair values may also be influenced by various market trends and can fluctuate significantly.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments and options written as of June 30, 2015:

	Level 1	Level 2	Level 3	Total
USA Mutuals Barrier Fund
Common Stocks
Aerospace & Defense	$60,324,446	$-	$-	$60,324,446
Alcoholic Beverages	51,815,630	-	25,000	51,840,630
Casinos, Gambling & Lotteries	55,480,490	-	-	55,480,490
Tobacco Manufacturing	54,870,170	-	-	54,870,170
Preferred Stocks	-	-	9,475,000	9,475,000
Short-Term Investment
Investment Company	2,190,563	-	-	2,190,563
Total*	$224,681,299	$-	$9,500,000	$234,181,299

Options Written	$(341,750)	$(118,863)	$-	$(460,613)

	Level 1	Level 2	Level 3	Total
USA Mutuals Generation Wave Growth Fund
Common Stocks	$4,415,670	$-	$-	$4,415,670
Exchange Traded Funds	2,204,780	-	-	2,204,780
Exchange Traded Notes	942,570	-	-	942,570
Limited Partnership	610,200	-	-	610,200
Purchased Put Option	454,500	-	-	454,500
Sector Fund	88,800	-	-	88,800
Short-Term Investments
Investment Companies	1,091,057	-	-	1,091,057
Total*	$9,807,577	$-	$-	$9,807,577

Options Written	$(338,090)	$(5,840)	$-	$(343,930)

	Level 1	Level 2	Level 3	Total
USA Mutuals Takeover Targets Fund
Common Stocks	$184,438	$3,359	$-	$187,797
Short-Term Investments
Investment Companies	18,169	-	-	18,169
Total*	$202,607	$3,359	$-	$205,966

*Additional information regarding the industry and/or geographical classification of these investments is disclosed in the Portfolio of Investments.

There were no transfers into or out of Level 1, Level 2, or Level 3 fair value measurements during the reporting period for the Funds. It is the Funds’ policy to consider transfers into or out of Level 1, Level 2, or Level 3 as of the end of the reporting period.

The following is a reconciliation of the USA Mutuals Barrier Fund Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended June 30, 2015:

			Investments in Securities
			Three Months Ended
Fair Value Measurement Using Significant Unobservable Inputs (Level 3)			June 30, 2015
Fair Value as of 3/31/2015			$9,500,000
Accrued discounts/premiums			-
Realized gain			-
Realized loss			-
Change in net unrealized appreciation (depreciation)			-
Purchases			-
Sales			-
Transfer into Level 3*			-
Transfer out of Level 3*			-
Fair Value as of 6/30/2015			$9,500,000

Net unrealized loss relating to Level 3 investments stil held at June 30, 2015			$(500,000)

*Transfers between levels are recognized at the end of the reporting period.
The following is a summary of quantitative information about significant unobservable valuation inputs for the USA Mutuals Barrier Fund for Level 3 Fair Value Measurements for investments held as of June 30, 2015:

Investments	Fair Value as of June 30, 2015	Valuation Technique	Observable Inputs
Hawaii Sea Spirits LLC - Class C - Common	$25,000	Discounted Cash Flow	Case Sales and Real Estate Value
Hawaii Sea Spirits LLC - Class C - Preferred	$4,975,000	Discounted Cash Flow	Case Sales and Real Estate Value

Zodiac Spirits, LLC - Class A	$4,500,000	Discounted Cash Flow	Case Sales

Summary of Derivative Exposure at June 30, 2015

The Funds may use options to generate income and to hedge against losses caused by declines in the prices of stocks in their portfolios or for any other permissible purpose consistent with the Funds' investment objectives. A risk of using derivatives is that the counterparty to a derivative may fail to comply with their obligation to the Funds.

In January 2013, Accounting Standards Update 2013-01 (“ASU 2013-01”), “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”, replaced Accounting Standards Update 2011-11 (“ASU 2011-11”), “Disclosures about Offsetting Assets and Liabilities”. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement.

The following tables present derivative assets and liabilities net of amounts available for offset under Master Netting Agreements ("MNA") and net of related collateral received or pledged, if any, as of June 30, 2015:

Gross Amounts Not Offset in the Statements of Assets and Liabilities and Subject to MNA

Assets:		Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts not offset in the Statements of Assets and Liabilities
Description	Gross Amounts of Recognized Assets			Financial Instruments	Collateral (Pledged) /Received	Net Amount

USA Mutuals Generation Wave Growth Fund
Purchased Options	$454,500	$-	$454,500	$-	$-	$454,500

Liabilities:		Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Gross Amounts not offset in the Statements of Assets and Liabilities
Description	Gross Amounts of Recognized Liabilities			Financial Instruments	Collateral (Pledged) /Received	Net Amount

USA Mutuals Barrier Fund
Written Options	$460,613	$-	$460,613	$(460,613)	$-	$-

USA Mutuals Generation Wave Growth Fund
Written Options	$343,930	$-	$343,930	$(343,930)	$-	$-

The number of option contracts written and the premiums received by the USA Mutuals Barrier Fund during the period ended June 30, 2015, were as follows:

	Number of		Premiums
	Contracts		Received
Options outstanding, beginning of period	7,530		$1,133,922
Options written	7,723		1,002,529
Options expired	(8,322)		(1,186,706)
Options exercised	(2,376)		(281,082)
Options outstanding, end of period	4,555		$668,663

The number of option contracts written and the premiums received by the USA Mutuals Generation Wave Growth Fund during the period ended
June 30, 2015, were as follows:

	Number of		Premiums
	Contracts		Received
Options outstanding, beginning of period	3,610		$421,577
Options written	3,402		511,205
Options expired	(3,252)		(338,397)
Options covered	(150)		(30,700)
Options exercised	(1,020)		(156,674)
Options outstanding, end of period	2,590		$407,011

The number of option contracts purchased and the premiums paid by the USA Mutuals Generation Wave Growth Fund during the period ended
June 30, 2015, were as follows:

	Number of		Premiums
	Contracts		Paid
Options outstanding, beginning of period	750		$399,857
Options purchased	550		388,075
Options sold	(100)		(50,500)
Options expired	(650)		(349,357)
Options exercised	(50)		(32,150)
Options outstanding, end of period	500		$355,925

The following is a summary of the fair value of derivative instruments as of June 30, 2015:

Derivative Investment Type	Value
Asset Derivatives
USA Mutuals Generation Wave Growth Fund
Purchased Options -	$454,500
equity index contracts

Liability Derivatives
USA Mutuals Barrier Fund
Written Options -	$(460,613)
equity contracts

USA Mutuals Generation Wave Growth Fund
Written Options -	$(343,930)
equity contracts

The following is a summary of the effect of derivative investments for the period ended June 30, 2015:

Realized Gain (Loss)
Derivative Investment Type	on Options
USA Mutuals Barrier Fund
Written Options -	$1,186,706
equity contracts

USA Mutuals Generation Wave Growth Fund
Purchased Options –	$(394,057)
equity index contracts

Written Options -	$303,847
equity contracts

Change in Unrealized
Derivative Investment Type	Appreciation/Depreciation on Options
USA Mutuals Barrier Fund
Written Options -	$(130,597)
equity contracts

USA Mutuals Generation Wave Growth Fund
Purchased Options -	$167,682
equity index contracts

Written Options -	$(20,016)
equity contracts

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  USA Mutuals

By (Signature and Title) /s/ Jerry Szilagyi
Jerry Szilagyi, President

Date  August 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)/s/ Jerry Szilagyi
Jerry Szilagyi, President
Date  August 26, 2015

By (Signature and Title) /s/ Gerald Sullivan
Gerald Sullivan, Treasurer

Date  August 20, 2015